Annual Total Returns - BlackRock Inflation Protected Bond Portfolio (Class K Shares) [BarChart] - Class K - BlackRock Inflation Protected Bond Portfolio - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	11.95%
Annual Return 2012	7.08%
Annual Return 2013	(7.98%)
Annual Return 2014	2.68%
Annual Return 2015	(1.95%)
Annual Return 2016	4.29%
Annual Return 2017	3.14%
Annual Return 2018	(1.81%)
Annual Return 2019	8.28%
Annual Return 2020	11.85%